Schedule of investments
Delaware Diversified Income Fund	January 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 2.83%
Fannie Mae Connecticut Avenue Securities
Series 2017-C04 2M2 2.958% (LIBOR01M + 2.85%) 11/25/29 •	1,417,679	$ 1,452,962
Series 2018-C03 1M2 2.258% (LIBOR01M + 2.15%, Floor 2.15%) 10/25/30 •	2,277,570	2,305,049
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39 •	4,295	4,566
Series 2002-T19 A1 6.50% 7/25/42	47,532	53,949
Series 2004-T1 1A2 6.50% 1/25/44	13,297	15,031
Fannie Mae REMIC Trust
Series 2002-W6 2A 7.50% 6/25/42 •	11,429	12,577
Series 2003-W1 2A 5.454% 12/25/42 •	7,004	7,501
Series 2004-W11 1A2 6.50% 5/25/44	135,172	153,366
Fannie Mae REMICs
Series 2011-118 DC 4.00% 11/25/41	64,886	67,631
Series 2013-44 Z 3.00% 5/25/43	31,826	31,815
Series 2015-34 OK 0.903% 3/25/44 Ω, ^	363,695	356,321
Series 2017-40 GZ 3.50% 5/25/47	1,958,587	2,045,911

Freddie Mac Multifamily Structured Pass Through Certificates Series X3FX A2FX 3.00% 6/25/27 ♦	4,515,000	4,644,084
Freddie Mac REMICs Series 4676 KZ 2.50% 7/15/45	1,818,687	1,812,321
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.608% (LIBOR01M + 2.50%) 3/25/30 •	1,820,101	1,847,454
Series 2017-HQA2 M2AS 1.158% (LIBOR01M + 1.05%) 12/25/29 •	3,126,299	3,125,795
Series 2018-HQA1 M2 2.408% (LIBOR01M + 2.30%) 9/25/30 •	2,774,017	2,813,089
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2019-HQA4 M2 144A 2.158% (LIBOR01M + 2.05%) 11/25/49 #, •	616,538	617,708
Series 2020-DNA2 M2 144A 1.958% (LIBOR01M + 1.85%, Floor 1.85%) 2/25/50 #, •	978,161	983,685
Series 2020-DNA6 M2 144A 2.05% (SOFR + 2.00%) 12/25/50 #, •	9,400,000	9,447,933
Series 2020-HQA2 M2 144A 3.208% (LIBOR01M + 3.10%) 3/25/50 #, •	2,394,702	2,424,539
Series 2021-DNA1 M2 144A 1.85% (SOFR + 1.80%) 1/25/51 #, •	19,600,000	19,641,144
NQ-189 [1/22] 3/22 (2074820)    1

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-DNA3 M2 144A 2.15% (SOFR + 2.10%) 10/25/33 #, •	6,770,000	$ 6,846,001
Series 2021-DNA5 M2 144A 1.70% (SOFR + 1.65%) 1/25/34 #, •	9,300,000	9,329,162
Series 2021-HQA1 M2 144A 2.30% (SOFR + 2.25%) 8/25/33 #, •	19,600,000	19,755,757
Series 2021-HQA2 M2 144A 2.10% (SOFR + 2.05%) 12/25/33 #, •	13,430,000	13,459,067
Series 2022-DNA1 M2 144A 2.55% (SOFR + 2.50%) 1/25/42 #, •	3,500,000	3,492,838
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ♦	13,440	15,535
Series T-58 2A 6.50% 9/25/43 ♦	211,847	236,042
GNMA
Series 2013-113 LY 3.00% 5/20/43	862,000	899,923
Series 2013-182 CZ 2.50% 12/20/43	1,489,811	1,500,294
Total Agency Collateralized Mortgage Obligations (cost $107,985,923)		109,399,050

Agency Commercial Mortgage-Backed Securities — 0.27%
FREMF Mortgage Trust
Series 2012-K22 B 144A 3.679% 8/25/45 #, •	4,470,000	4,528,741
Series 2014-K37 B 144A 4.56% 1/25/47 #, •	4,550,000	4,775,379
Series 2015-K44 B 144A 3.669% 1/25/48 #, •	1,000,000	1,038,877
Series 2017-K71 B 144A 3.753% 11/25/50 #, •	80,000	83,947
Total Agency Commercial Mortgage-Backed Securities (cost $10,516,180)		10,426,944

Agency Mortgage-Backed Securities — 17.66%
Fannie Mae 3.00% 2/1/57	145,003	149,997
Fannie Mae S.F. 15 yr
2.00% 3/1/36	2,905,521	2,922,746
2.50% 7/1/36	34,032,547	34,879,229
Fannie Mae S.F. 20 yr
2.00% 3/1/41	8,942,761	8,891,722
2.00% 5/1/41	8,331,520	8,283,983
3.00% 9/1/37	2,969,245	3,094,669
2    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
2.00% 11/1/50	11,284,809	$ 11,025,799
2.00% 12/1/50	6,006,274	5,871,533
2.00% 12/1/50	3,002,140	2,933,176
2.00% 1/1/51	2,991,429	2,925,284
2.00% 2/1/51	4,046,399	3,958,537
2.00% 2/1/51	4,334,131	4,239,645
2.00% 3/1/51	9,674,292	9,448,171
2.00% 3/1/51	9,048,500	8,842,812
2.00% 5/1/51	3,382,488	3,303,469
2.00% 6/1/51	12,990,963	12,687,459
2.00% 8/1/51	4,059,348	3,966,133
2.50% 9/1/50	8,511,075	8,547,755
2.50% 10/1/50	7,165,977	7,165,167
2.50% 11/1/50	9,150,533	9,149,498
2.50% 11/1/50	14,453,721	14,452,460
2.50% 5/1/51	3,161,474	3,158,957
2.50% 6/1/51	11,631,507	11,666,535
2.50% 7/1/51	3,702,937	3,703,346
2.50% 7/1/51	275,001	275,005
2.50% 8/1/51	14,616,717	14,662,260
2.50% 8/1/51	6,072,406	6,086,143
2.50% 9/1/51	13,942,304	13,931,207
2.50% 11/1/51	4,551,318	4,552,212
3.00% 10/1/46	728,419	755,063
3.00% 4/1/47	79,063	81,913
3.00% 11/1/48	2,291,221	2,371,216
3.00% 12/1/49	14,170,424	14,586,090
3.00% 7/1/50	2,742,639	2,810,529
3.00% 8/1/50	2,172,617	2,228,638
3.00% 5/1/51	1,813,167	1,877,313
3.00% 7/1/51	13,921,740	14,361,130
3.00% 8/1/51	12,360,071	12,691,585
3.50% 7/1/47	5,903,316	6,267,006
3.50% 7/1/47	1,020,764	1,084,624
3.50% 12/1/47	1,251,632	1,314,120
3.50% 1/1/48	2,737,314	2,874,062
3.50% 2/1/48	4,820,516	5,086,876
3.50% 12/1/49	918,109	969,867
3.50% 3/1/50	2,986,925	3,120,967
3.50% 8/1/50	6,671,679	7,042,778
3.50% 1/1/52	39,822,760	41,686,130
NQ-189 [1/22] 3/22 (2074820)    3

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
4.00% 4/1/47	1,689,987	$ 1,827,452
4.00% 10/1/48	8,190,345	8,850,436
4.50% 6/1/40	18,827	20,717
4.50% 7/1/40	24,799	26,131
4.50% 2/1/41	1,898,156	2,081,619
4.50% 8/1/41	29,442	32,463
4.50% 4/1/44	210,624	232,595
4.50% 10/1/45	69,842	76,467
4.50% 2/1/46	21,778	23,785
4.50% 5/1/46	465,762	510,235
4.50% 5/1/46	599,286	655,979
4.50% 4/1/48	2,124,474	2,327,308
4.50% 9/1/48	27,481	29,761
4.50% 1/1/49	7,202,901	7,878,021
4.50% 1/1/49	3,743,741	4,037,295
4.50% 1/1/50	3,038,632	3,283,337
5.00% 7/1/47	345,867	386,707
5.00% 7/1/49	9,427,904	10,358,355
5.50% 5/1/44	13,148,873	14,835,453
5.50% 5/1/44	4,253,556	4,807,912
5.50% 5/1/44	5,726,185	6,474,952
6.00% 6/1/41	4,720,855	5,411,153
6.00% 7/1/41	3,838,630	4,410,887
6.00% 7/1/41	9,058,056	10,413,391
6.00% 1/1/42	3,748,537	4,309,406
Fannie Mae S.F. 30 yr TBA
2.00% 2/1/51	28,120,000	27,412,606
3.50% 2/1/52	29,716,000	30,960,358
2.50% 2/1/51	513,000	512,118
Freddie Mac S.F. 15 yr
2.00% 12/1/35	14,158,425	14,241,851
3.00% 3/1/35	29,515,617	30,630,631
Freddie Mac S.F. 20 yr
2.00% 4/1/41	9,307,430	9,254,292
2.00% 6/1/41	1,368,023	1,360,212
2.50% 6/1/41	17,793,676	18,096,726
Freddie Mac S.F. 30 yr
2.00% 2/1/52	8,709,000	8,499,003
2.50% 10/1/50	7,695,236	7,728,516
2.50% 11/1/50	6,737,619	6,737,898
2.50% 2/1/51	12,909,745	12,965,687
4    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F. 30 yr
2.50% 10/1/51	19,234,115	$ 19,302,599
3.00% 11/1/46	111,398	115,460
3.00% 12/1/49	2,133,825	2,190,585
3.00% 1/1/50	2,234,954	2,306,537
3.00% 5/1/51	17,157,083	17,835,949
3.00% 8/1/51	4,501,589	4,632,022
3.50% 11/1/48	6,474,153	6,851,382
4.00% 7/1/47	510,827	544,536
4.50% 3/1/42	22,348	24,515
4.50% 4/1/49	2,599,650	2,827,543
4.50% 8/1/49	5,740,570	6,288,138
5.50% 9/1/41	6,861,279	7,779,209

GNMA I S.F. 30 yr 3.00% 3/15/50	1,433,630	1,465,549
GNMA II S.F. 30 yr
3.00% 8/20/50	2,658,395	2,772,943
5.50% 5/20/37	341,347	386,642
6.50% 6/20/39	1,885	2,182
Total Agency Mortgage-Backed Securities (cost $696,568,019)		683,012,322

Collateralized Debt Obligations — 1.96%
AMMC CLO 22 Series 2018-22A A 144A 1.288% (LIBOR03M + 1.03%, Floor 1.03%) 4/25/31 #, •	4,400,000	4,406,926
Apex Credit CLO Series 2018-1A A2 144A 1.288% (LIBOR03M + 1.03%) 4/25/31 #, •	11,200,000	10,994,357
Atlas Senior Loan Fund X Series 2018-10A A 144A 1.331% (LIBOR03M + 1.09%) 1/15/31 #, •	5,794,992	5,799,228
Black Diamond CLO Series 2017-2A A2 144A 1.432% (LIBOR03M + 1.30%, Floor 1.30%) 1/20/32 #, •	2,800,000	2,798,410
Catamaran CLO Series 2014-1A A1BR 144A 1.649% (LIBOR03M + 1.39%) 4/22/30 #, •	5,000,000	5,026,070
ICG US CLO Series 2014-1A A1A2 144A 1.454% (LIBOR03M + 1.20%, Floor 1.20%) 10/20/34 #, •	3,000,000	2,999,244
NQ-189 [1/22] 3/22 (2074820)    5

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Collateralized Debt Obligations (continued)
Man GLG US CLO Series 2018-1A A1R 144A 1.394% (LIBOR03M + 1.14%) 4/22/30 #, •	14,700,000	$ 14,712,480
Midocean Credit CLO IX Series 2018-9A A1 144A 1.404% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/31 #, •	2,250,000	2,251,357
Octagon Investment Partners 51 Series 2021-1A A 144A 1.404% (LIBOR03M + 1.15%, Floor 1.15%) 7/20/34 #, •	7,250,000	7,256,090
Saranac CLO VII Series 2014-2A A1AR 144A 1.39% (LIBOR03M + 1.23%) 11/20/29 #, •	245,988	245,722
Signal Peak CLO 5 Series 2018-5A A 144A 1.368% (LIBOR03M + 1.11%, Floor 1.11%) 4/25/31 #, •	8,400,000	8,411,063
Sounds Point CLO IV-R Series 2013-3RA A 144A 1.391% (LIBOR03M + 1.15%, Floor 1.15%) 4/18/31 #, •	6,000,000	5,996,856
Steele Creek CLO Series 2017-1A A 144A 1.491% (LIBOR03M + 1.25%) 10/15/30 #, •	3,250,000	3,249,181
Venture 42 CLO Series 2021-42A A1A 144A 1.371% (LIBOR03M + 1.13%, Floor 1.13%) 4/15/34 #, •	300,000	299,924
Zais CLO 17 Series 2021-17A A1A 144A 1.491% (LIBOR03M + 1.33%, Floor 1.33%) 10/20/33 #, •	1,500,000	1,499,601
Total Collateralized Debt Obligations (cost $76,051,004)		75,946,509

Convertible Bonds — 0.34%
Kaman 3.25% exercise price $65.26, maturity date 5/1/24	8,044,000	8,254,399
Spirit Airlines 1.00% exercise price $49.07, maturity date 5/15/26 *	5,552,000	4,902,730
Total Convertible Bonds (cost $13,028,845)		13,157,129

6    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds — 42.90%
Banking — 8.30%
Access Bank
144A 6.125% 9/21/26 #	1,170,000	$ 1,160,055
144A 9.125% 10/7/26 #, μ, ψ	1,300,000	1,265,836

Akbank TAS 144A 6.80% 2/6/26 #	1,795,000	1,784,894
Ally Financial 4.70% 5/15/26 μ, ψ	4,110,000	4,076,195
Banco Continental 144A 2.75% 12/10/25 #	2,565,000	2,465,734
Banco de Bogota 144A 6.25% 5/12/26 #	1,075,000	1,142,725
Banco del Estado de Chile 144A 2.704% 1/9/25 #	425,000	430,697
Banco GNB Sudameris 144A 7.50% 4/16/31 #, μ	1,150,000	1,136,948
Banco Industrial 144A 4.875% 1/29/31 #, μ	1,985,000	1,959,791
Banco Mercantil del Norte
144A 6.625% 1/24/32 #, μ, ψ	1,170,000	1,132,326
144A 8.375% 10/14/30 #, μ, ψ	970,000	1,064,696

Banco Nacional de Panama 144A 2.50% 8/11/30 #	505,000	454,818
Bangkok Bank 144A 5.00% 9/23/25 #, μ, ψ	1,140,000	1,164,510
Bank Hapoalim 144A 3.255% 1/21/32 #, μ	2,145,000	2,096,737
Bank Leumi Le-Israel 144A 3.275% 1/29/31 #, μ	1,520,000	1,493,874
Bank of America
2.482% 9/21/36 μ	28,035,000	26,050,075
4.375% 1/27/27 μ, ψ	1,630,000	1,613,863

Bank of China 144A 5.00% 11/13/24 #	1,200,000	1,294,755
Bank of Georgia 144A 6.00% 7/26/23 #	1,790,000	1,892,281
Bank of New York Mellon 4.70% 9/20/25 μ, ψ	6,728,000	7,106,450
Barclays
2.667% 3/10/32 μ	2,915,000	2,782,275
3.811% 3/10/42 μ	10,140,000	10,053,309
5.20% 5/12/26	10,345,000	11,335,999

BBVA Bancomer 144A 5.125% 1/18/33 #, μ	1,051,000	1,058,205
BDO Unibank 2.125% 1/13/26	1,135,000	1,130,572
CIMB Bank 144A 2.125% 7/20/27 #	1,505,000	1,489,673
Citigroup
3.057% 1/25/33 μ	2,115,000	2,138,073
4.00% 12/10/25 μ, ψ	1,385,000	1,371,150

Credit Agricole 144A 2.811% 1/11/41 #	14,973,000	13,340,563
Credit Suisse Group
144A 2.593% 9/11/25 #, μ	2,760,000	2,776,969
144A 4.194% 4/1/31 #, μ	4,720,000	5,025,991
NQ-189 [1/22] 3/22 (2074820)    7

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Credit Suisse Group
144A 4.50% 9/3/30 #, *, μ, ψ	2,170,000	$ 2,009,963
144A 5.25% 2/11/27 #, μ, ψ	2,360,000	2,359,292
144A 7.25% 9/12/25 #, μ, ψ	4,440,000	4,745,916
Deutsche Bank
3.547% 9/18/31 μ	7,170,000	7,260,748
3.729% 1/14/32 μ	6,775,000	6,593,263
3.742% 1/7/33 μ	6,156,000	5,959,164

Development Bank of Kazakhstan 144A 2.95% 5/6/31 #	500,000	474,540
Emirates NBD Bank PJSC 2.625% 2/18/25	1,405,000	1,436,683
Goldman Sachs Group
1.542% 9/10/27 μ	8,978,000	8,583,408
2.64% 2/24/28 μ	7,542,000	7,561,338
3.102% 2/24/33 μ	880,000	885,750

Hana Bank 144A 1.25% 12/16/26 #	940,000	906,136
ICICI Bank 144A 4.00% 3/18/26 #	1,410,000	1,485,077
JPMorgan Chase & Co.
1.47% 9/22/27 μ	1,280,000	1,224,910
2.545% 11/8/32 μ	7,300,000	7,081,092
2.963% 1/25/33 μ	3,085,000	3,108,027
3.328% 4/22/52 μ	1,215,000	1,225,731
4.023% 12/5/24 μ	13,680,000	14,262,302
4.60% 2/1/25 μ, ψ	3,570,000	3,561,075
Morgan Stanley
2.475% 1/21/28 μ	1,715,000	1,713,584
2.484% 9/16/36 μ	14,988,000	13,941,036
5.00% 11/24/25	6,415,000	7,034,644

NBK SPC 144A 1.625% 9/15/27 #, μ	2,835,000	2,720,182
NongHyup Bank 144A 0.875% 7/28/24 #	1,140,000	1,116,288
Oversea-Chinese Banking 144A 4.25% 6/19/24 #	1,745,000	1,834,160
PNC Bank
3.875% 4/10/25	6,005,000	6,343,217
4.05% 7/26/28	6,875,000	7,505,374

PNC Financial Services Group 2.60% 7/23/26 *	8,800,000	9,061,460
QNB Finance 2.625% 5/12/25	3,270,000	3,309,914
Santander UK 144A 5.00% 11/7/23 #	180,000	189,478
Shinhan Financial Group 144A 3.34% 2/5/30 #, μ	1,055,000	1,074,467
8    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
SVB Financial Group
1.80% 10/28/26	2,145,000	$ 2,105,007
1.80% 2/2/31	2,130,000	1,949,949
4.00% 5/15/26 μ, ψ	6,785,000	6,603,298

Truist Bank 2.636% 9/17/29 μ	15,293,000	15,556,449
Truist Financial
1.887% 6/7/29 μ	9,490,000	9,114,699
4.95% 9/1/25 μ, ψ	4,255,000	4,514,215
UBS Group
144A 3.179% 2/11/43 #, μ	1,720,000	1,659,827
144A 4.125% 9/24/25 #	8,705,000	9,260,443
6.875% 8/7/25 μ, ψ	330,000	359,244
US Bancorp
1.45% 5/12/25	4,360,000	4,311,645
2.215% 1/27/28 *, μ	1,860,000	1,858,674
2.491% 11/3/36 μ	2,550,000	2,450,574
2.677% 1/27/33 μ	1,940,000	1,949,651
3.10% 4/27/26	140,000	145,721
3.60% 9/11/24	40,000	41,947
3.70% 1/15/27 μ, ψ	2,500,000	2,408,750
3.95% 11/17/25	495,000	531,296

US Bank 3.40% 7/24/23	250,000	257,539
Wells Fargo & Co. 3.90% 3/15/26 μ, ψ	6,300,000	6,243,772
		321,180,958
Basic Industry — 2.69%
AngloGold Ashanti Holdings 3.375% 11/1/28	2,330,000	2,256,410
Corp Nacional del Cobre de Chile
144A 3.70% 1/30/50 #	450,000	426,505
144A 4.25% 7/17/42 #	400,000	412,552

CSN Inova Ventures 144A 6.75% 1/28/28 #	1,545,000	1,627,812
First Quantum Minerals
144A 6.875% 10/15/27 #	955,000	1,016,082
144A 7.50% 4/1/25 #	6,630,000	6,778,280

GC Treasury Center 144A 4.30% 3/18/51 #	1,875,000	1,993,225
Georgia-Pacific 8.00% 1/15/24	11,171,000	12,587,046
ICL Group 144A 6.375% 5/31/38 #	1,027,000	1,271,631
Indika Energy Capital IV 144A 8.25% 10/22/25 #	1,045,000	1,056,234
International Flavors & Fragrances 144A 3.268% 11/15/40 #	4,600,000	4,464,095
NQ-189 [1/22] 3/22 (2074820)    9

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Basic Industry (continued)

JSW Steel 144A 5.05% 4/5/32 #	835,000	$ 773,917
Klabin Austria 144A 3.20% 1/12/31 #	1,165,000	1,054,960
LYB International Finance III 3.375% 10/1/40	5,345,000	5,195,080
MEGlobal Canada 144A 5.00% 5/18/25 #	1,085,000	1,166,375
Methanex 5.25% 12/15/29 *	7,585,000	7,683,605
Metinvest 144A 7.75% 10/17/29 #	625,000	541,203
Newmont
2.25% 10/1/30	7,470,000	7,047,519
2.60% 7/15/32	1,130,000	1,091,130
2.80% 10/1/29	11,440,000	11,451,078
OCP
144A 3.75% 6/23/31 #	1,150,000	1,108,192
144A 4.50% 10/22/25 #	595,000	621,033
144A 5.125% 6/23/51 #	995,000	904,471

Olin 5.625% 8/1/29	2,025,000	2,128,680
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.949% 4/24/23 #	1,005,000	1,014,925
Sasol Financing USA
4.375% 9/18/26	1,740,000	1,721,921
5.875% 3/27/24	3,120,000	3,217,204

Stillwater Mining 144A 4.00% 11/16/26 #	1,575,000	1,509,952
Suzano Austria 3.125% 1/15/32	1,270,000	1,176,509
Vale Overseas 3.75% 7/8/30	1,630,000	1,655,306
Vedanta Resources Finance II 144A 8.95% 3/11/25 #	4,265,000	4,060,173
Volcan Cia Minera 144A 4.375% 2/11/26 #	1,615,000	1,557,038
Westlake Chemical 3.125% 8/15/51	15,085,000	13,608,313
		104,178,456
Brokerage — 0.74%
B3 SA - Brasil Bolsa Balcao 144A 4.125% 9/20/31 #	2,065,000	1,907,564
Charles Schwab
4.00% 6/1/26 μ, ψ	3,405,000	3,368,158
5.375% 6/1/25 μ, ψ	6,935,000	7,482,865
Jefferies Group
2.625% 10/15/31	4,525,000	4,319,744
6.45% 6/8/27	3,845,000	4,582,179
6.50% 1/20/43	2,615,000	3,405,364

XP 144A 3.25% 7/1/26 #, *	3,650,000	3,445,235
		28,511,109
10    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods — 1.63%
Aeropuerto Internacional de Tocumen 144A 5.125% 8/11/61 #	500,000	$ 492,247
Airport Authority
144A 2.50% 1/12/32 #	1,185,000	1,181,052
144A 3.25% 1/12/52 #	1,175,000	1,157,677

Artera Services 144A 9.033% 12/4/25 #	3,770,000	3,861,554
Ashtead Capital
144A 1.50% 8/12/26 #	1,775,000	1,711,767
144A 2.45% 8/12/31 #	1,570,000	1,487,504
Boeing
3.25% 2/1/28	9,130,000	9,334,997
3.75% 2/1/50	9,140,000	8,874,616

Cemex 144A 5.20% 9/17/30 #	1,300,000	1,341,431
GCC 144A 3.614% 4/20/32 #	1,730,000	1,721,886
Otis Worldwide
3.112% 2/15/40	3,332,000	3,241,499
3.362% 2/15/50	2,293,000	2,269,130

SAN Miguel Industrias Pet 144A 3.50% 8/2/28 #	2,385,000	2,310,159
Standard Industries 144A 3.375% 1/15/31 #	4,196,000	3,845,697
State Agency of Roads of Ukraine 144A 6.25% 6/24/28 #	1,580,000	1,246,449
Teledyne Technologies
2.25% 4/1/28	5,455,000	5,353,522
2.75% 4/1/31	5,315,000	5,203,692

TransDigm 144A 6.25% 3/15/26 #	2,197,000	2,270,599
Turkiye Sise ve Cam Fabrikalari 144A 6.95% 3/14/26 #	1,780,000	1,837,031
UltraTech Cement 144A 2.80% 2/16/31 #	1,930,000	1,806,688
United Rentals North America 3.875% 2/15/31	2,426,000	2,366,757
		62,915,954
Communications — 5.49%
Altice Financing 144A 5.00% 1/15/28 #	2,080,000	1,939,891
Altice France 144A 5.50% 10/15/29 #	3,690,000	3,502,400
Altice France Holding 144A 6.00% 2/15/28 #	3,080,000	2,818,616
AT&T
3.10% 2/1/43	3,596,000	3,312,970
3.50% 6/1/41	5,059,000	4,941,126
3.50% 9/15/53	10,320,000	9,826,045

B2W Digital 144A 4.375% 12/20/30 #	1,790,000	1,582,145
Cellnex Finance 144A 3.875% 7/7/41 #, *	10,498,000	9,734,270
NQ-189 [1/22] 3/22 (2074820)    11

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating
4.40% 12/1/61	11,634,000	$ 11,035,719
4.464% 7/23/22	8,975,000	9,075,682

Clear Channel Outdoor Holdings 144A 7.75% 4/15/28 #	1,150,000	1,195,327
Comcast
3.20% 7/15/36	5,285,000	5,339,084
3.70% 4/15/24	305,000	318,255

Connect Finco 144A 6.75% 10/1/26 #	5,240,000	5,437,600
Crown Castle International
3.80% 2/15/28	1,770,000	1,866,760
4.30% 2/15/29	505,000	549,119
CSC Holdings
144A 4.625% 12/1/30 #	2,580,000	2,299,877
144A 5.50% 4/15/27 #	200,000	204,728

CT Trust 144A 5.125% 2/3/32 #	2,060,000	2,094,878
Digicel Group Holdings PIK 10.00% 4/1/24 >	1,185,406	1,190,076
Discovery Communications 4.00% 9/15/55	18,495,000	18,016,825
Frontier Communications Holdings 144A 5.875% 10/15/27 #	3,255,000	3,356,898
HTA Group 144A 7.00% 12/18/25 #	1,960,000	2,047,475
IHS Holding 144A 5.625% 11/29/26 #	1,210,000	1,223,764
Ooredoo International Finance 144A 5.00% 10/19/25 #	790,000	872,860
Silknet JSC 144A 8.375% 1/31/27 #	1,045,000	1,056,756
Sprint Spectrum 144A 4.738% 9/20/29 #	2,770,625	2,895,040
Summit Digitel Infrastructure 144A 2.875% 8/12/31 #	2,150,000	2,006,223
Telefonica Moviles Chile 144A 3.537% 11/18/31 #	1,690,000	1,625,036
Time Warner Cable 7.30% 7/1/38	10,225,000	13,607,996
Time Warner Entertainment 8.375% 3/15/23	5,655,000	6,078,502
T-Mobile USA
1.50% 2/15/26	2,235,000	2,165,588
144A 2.40% 3/15/29 #, *	1,330,000	1,288,304
2.55% 2/15/31	1,525,000	1,453,936
3.00% 2/15/41	9,670,000	8,760,999
144A 3.40% 10/15/52 #	6,205,000	5,720,765
3.50% 4/15/25	2,500,000	2,597,047
3.75% 4/15/27	3,350,000	3,523,867

12    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)

Turkcell Iletisim Hizmetleri 144A 5.80% 4/11/28 #	1,715,000	$ 1,656,275
VEON Holdings 144A 3.375% 11/25/27 #	2,210,000	2,017,178
Verizon Communications
144A 2.355% 3/15/32 #	4,320,000	4,106,900
3.40% 3/22/41	5,315,000	5,271,205
4.50% 8/10/33	14,895,000	16,858,602

ViacomCBS 4.375% 3/15/43	356,000	378,279
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #	5,310,000	4,928,211
Vodafone Group
4.25% 9/17/50	3,280,000	3,524,524
4.875% 6/19/49	13,285,000	15,495,910

Zayo Group Holdings 144A 6.125% 3/1/28 #	1,595,000	1,508,711
		212,308,244
Consumer Cyclical — 2.76%
Alibaba Group Holding 2.70% 2/9/41	1,280,000	1,111,056
Alsea 144A 7.75% 12/14/26 #	1,685,000	1,747,412
Aptiv 3.10% 12/1/51	10,015,000	8,830,125
Carnival 144A 7.625% 3/1/26 #	4,809,000	4,913,884
Daimler Trucks Finance North America 144A 2.375% 12/14/28 #	8,380,000	8,163,083
Falabella 144A 3.375% 1/15/32 #	1,170,000	1,133,777
Ford Motor Credit
2.30% 2/10/25	915,000	899,184
2.90% 2/16/28	2,020,000	1,926,474
2.90% 2/10/29	1,330,000	1,262,403
4.542% 8/1/26	12,645,000	13,165,658

Future Retail 144A 5.60% 1/22/25 #	1,295,000	764,050
General Motors
5.40% 10/2/23	1,905,000	2,019,199
6.125% 10/1/25	1,905,000	2,148,758
6.60% 4/1/36	4,338,000	5,563,673
General Motors Financial
2.40% 10/15/28	6,300,000	6,081,587
3.10% 1/12/32	790,000	774,267
4.35% 4/9/25	3,860,000	4,095,083
5.25% 3/1/26	8,099,000	8,911,309
5.70% 9/30/30 μ, ψ	2,260,000	2,548,263

Hutama Karya Persero 144A 3.75% 5/11/30 #	400,000	415,103
Hyundai Capital America 144A 3.50% 11/2/26 #	1,310,000	1,361,393
NQ-189 [1/22] 3/22 (2074820)    13

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)

JD.com 3.875% 4/29/26 *	1,390,000	$ 1,467,186
MGM China Holdings 144A 4.75% 2/1/27 #	1,380,000	1,324,200
MGM Resorts International 4.75% 10/15/28	3,415,000	3,392,529
Nemak 144A 3.625% 6/28/31 #	1,775,000	1,642,585
Prime Security Services Borrower 144A 6.25% 1/15/28 #	6,130,000	6,120,499
Royal Caribbean Cruises 144A 5.50% 4/1/28 #	3,305,000	3,214,592
Sands China
3.80% 1/8/26	1,335,000	1,310,229
4.375% 6/18/30	1,405,000	1,373,036

Scientific Games International 144A 8.25% 3/15/26 #	4,307,000	4,501,117
Six Flags Entertainment 144A 4.875% 7/31/24 #	3,375,000	3,385,125
Wynn Macau 144A 5.625% 8/26/28 #	1,165,000	1,067,635
		106,634,474
Consumer Non-Cyclical — 4.46%
AbbVie
2.95% 11/21/26	7,805,000	8,033,361
4.05% 11/21/39	9,497,000	10,249,686

Amgen 2.80% 8/15/41	13,070,000	11,812,518
Anheuser-Busch InBev Worldwide
4.50% 6/1/50	11,545,000	13,344,150
4.70% 2/1/36	6,456,000	7,428,193

BAT Capital 2.259% 3/25/28	4,940,000	4,695,874
BAT International Finance 1.668% 3/25/26	2,980,000	2,872,373
Bausch Health 144A 6.25% 2/15/29 #	8,924,000	7,564,875
Baxter International 144A 3.132% 12/1/51 #	5,234,000	4,980,493
Bidvest Group UK 144A 3.625% 9/23/26 #	2,130,000	2,105,665
Central American Bottling 144A 5.25% 4/27/29 #	1,720,000	1,746,987
Cia Cervecerias Unidas 144A 3.35% 1/19/32 #, *	1,610,000	1,604,156
Coca-Cola Icecek 144A 4.50% 1/20/29 #	3,995,000	4,024,868
CVS Health
3.75% 4/1/30	2,100,000	2,235,889
4.30% 3/25/28	11,829,000	12,907,649
4.78% 3/25/38	6,644,000	7,678,000
5.05% 3/25/48	2,860,000	3,510,022

Gilead Sciences 4.15% 3/1/47	10,000,000	11,127,572
HCA 7.58% 9/15/25	160,000	182,672
14    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Non-Cyclical (continued)

InRetail Consumer 144A 3.25% 3/22/28 #	1,450,000	$ 1,409,480
JBS USA 144A 3.00% 2/2/29 #	3,868,000	3,801,625
Kernel Holding 144A 6.50% 10/17/24 #	1,250,000	1,146,500
MHP 144A 6.25% 9/19/29 #	1,160,000	975,560
New York & Presbyterian Hospital 4.063% 8/1/56	130,000	157,624
Pilgrim's Pride 144A 5.875% 9/30/27 #	2,808,000	2,934,943
Regeneron Pharmaceuticals
1.75% 9/15/30	2,200,000	2,003,481
2.80% 9/15/50	3,635,000	3,130,069

Royalty Pharma 1.75% 9/2/27	1,815,000	1,729,674
Takeda Pharmaceutical
3.025% 7/9/40	2,810,000	2,638,088
3.175% 7/9/50	9,235,000	8,531,426
Tenet Healthcare
144A 4.25% 6/1/29 #	4,760,000	4,596,006
144A 6.125% 10/1/28 #	3,395,000	3,411,975
Teva Pharmaceutical Finance Netherlands III
5.125% 5/9/29 *	1,000,000	971,850
6.75% 3/1/28 *	1,050,000	1,116,423
Viatris
2.30% 6/22/27	730,000	721,242
2.70% 6/22/30	5,270,000	5,092,843
4.00% 6/22/50	10,090,000	9,989,780
		172,463,592
Electric — 3.63%
Abu Dhabi National Energy PJSC 144A 2.00% 4/29/28 #	1,960,000	1,897,592
Adani Electricity Mumbai 144A 3.867% 7/22/31 #	1,685,000	1,595,269
AES Andes 144A 7.125% 3/26/79 #, μ	1,555,000	1,592,328
Alfa Desarrollo 144A 4.55% 9/27/51 #	2,115,000	1,940,322
Azure Power Energy 144A 3.575% 8/19/26 #	1,125,000	1,106,606
Calpine
144A 4.50% 2/15/28 #	1,270,000	1,243,965
144A 5.00% 2/1/31 #	4,275,000	4,058,664
144A 5.125% 3/15/28 #	1,268,000	1,239,920

Cikarang Listrindo 144A 4.95% 9/14/26 #	1,794,000	1,807,957
CLP Power Hong Kong Financing 2.875% 4/26/23	955,000	970,372
NQ-189 [1/22] 3/22 (2074820)    15

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Duke Energy 4.875% 9/16/24 μ, ψ		7,155,000	$ 7,387,537
Electricite de France 2.875% 12/15/26 μ, ψ	EUR	6,200,000	6,811,685
Enel Finance International
144A 1.875% 7/12/28 #		1,710,000	1,613,248
144A 2.25% 7/12/31 #		1,860,000	1,735,017
144A 2.875% 7/12/41 #		6,725,000	5,986,856

Energo-Pro 144A 8.50% 2/4/27 #		1,840,000	1,867,600
Entergy Arkansas 4.20% 4/1/49		2,570,000	2,918,600
Entergy Louisiana 4.95% 1/15/45		685,000	730,244
Entergy Mississippi 3.85% 6/1/49		4,545,000	4,908,249
Entergy Texas 3.55% 9/30/49		2,160,000	2,186,371
Evergy Kansas Central 3.45% 4/15/50		3,230,000	3,256,576
FirstEnergy Transmission 144A 4.55% 4/1/49 #		2,615,000	2,778,680
Greenko Power II 144A 4.30% 12/13/28 #		1,900,000	1,866,275
Investment Energy Resources 144A 6.25% 4/26/29 #		1,080,000	1,144,800
Israel Electric 144A 5.00% 11/12/24 #		780,000	839,627
Louisville Gas and Electric 4.25% 4/1/49		8,025,000	9,280,051
Minejesa Capital 144A 5.625% 8/10/37 #		1,060,000	1,051,923
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #		1,604,000	1,479,706
NextEra Energy Capital Holdings 3.00% 1/15/52		2,970,000	2,708,463
Oglethorpe Power
3.75% 8/1/50		4,332,000	4,475,034
5.05% 10/1/48		3,280,000	3,972,786

Oryx Funding 144A 5.80% 2/3/31 #		1,950,000	2,028,279
Pacific Gas and Electric
2.10% 8/1/27		1,370,000	1,292,740
3.25% 6/1/31		1,150,000	1,105,447
3.30% 8/1/40		11,984,000	10,421,528
4.95% 7/1/50		1,352,000	1,383,725
Perusahaan Listrik Negara
144A 4.125% 5/15/27 #		795,000	824,542
144A 5.25% 5/15/47 #		870,000	900,720

Perusahaan Perseroan Persero 144A 3.875% 7/17/29 #		1,600,000	1,619,808
PG&E 5.25% 7/1/30		3,570,000	3,546,313
Saudi Electricity Global Sukuk 4 4.222% 1/27/24		1,620,000	1,693,190
16    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern California Edison
3.45% 2/1/52	1,394,000	$ 1,340,675
3.65% 2/1/50	9,065,000	9,030,938
4.00% 4/1/47	1,720,000	1,795,493
4.875% 3/1/49	7,525,000	8,544,048

Sweihan PV Power PJSC 144A 3.625% 1/31/49 #	6,395,000	6,183,511
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	680,000	711,427
UEP Penonome II 144A 6.50% 10/1/38 #	1,399,589	1,469,632
		140,344,339
Energy — 5.16%
Abu Dhabi Crude Oil Pipeline 144A 4.60% 11/2/47 #	1,295,000	1,453,120
BP Capital Markets 4.875% 3/22/30 μ, ψ	8,350,000	8,840,563
BP Capital Markets America 2.721% 1/12/32	3,875,000	3,837,250
Canacol Energy 144A 5.75% 11/24/28 #	3,395,000	3,314,182
CNX Resources 144A 6.00% 1/15/29 #, *	6,370,000	6,571,483
Continental Resources 4.375% 1/15/28	7,610,000	8,041,677
Crestwood Midstream Partners 144A 6.00% 2/1/29 #	4,821,000	4,865,088
Devon Energy 4.75% 5/15/42	1,715,000	1,902,877
Ecopetrol
4.625% 11/2/31	3,075,000	2,838,348
5.375% 6/26/26	1,050,000	1,087,065

EIG Pearl Holdings 144A 3.545% 8/31/36 #	1,950,000	1,948,167
Energy Transfer
5.25% 4/15/29	1,975,000	2,198,344
6.25% 4/15/49	11,420,000	13,936,903
6.50% 11/15/26 μ, ψ	9,375,000	9,612,281

ENN Energy Holdings 144A 2.625% 9/17/30 #, *	1,790,000	1,738,089
Enterprise Products Operating
3.20% 2/15/52	14,770,000	13,343,500
3.30% 2/15/53	1,540,000	1,425,238

Equinor 1.75% 1/22/26	1,785,000	1,767,751
Galaxy Pipeline Assets Bidco
144A 2.625% 3/31/36 #	200,000	188,685
144A 2.94% 9/30/40 #	1,970,000	1,878,786

Gazprom PJSC via Gaz Finance 144A 3.25% 2/25/30 #	1,410,000	1,267,876
NQ-189 [1/22] 3/22 (2074820)    17

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)

Geopark 144A 5.50% 1/17/27 #	1,515,000	$ 1,428,577
Infraestructura Energetica Nova 144A 4.875% 1/14/48 #	1,060,000	1,029,785
KazTransGas JSC 144A 4.375% 9/26/27 #	3,016,000	3,177,199
Kosmos Energy 144A 7.75% 5/1/27 #	1,170,000	1,143,096
Lukoil Capital DAC
144A 2.80% 4/26/27 #	2,615,000	2,429,139
144A 3.60% 10/26/31 #	2,315,000	2,111,685

MC Brazil Downstream Trading 144A 7.25% 6/30/31 #	1,855,000	1,781,681
Medco Laurel Tree 144A 6.95% 11/12/28 #	3,190,000	3,136,477
MPLX
1.75% 3/1/26	1,905,000	1,858,464
4.125% 3/1/27	6,130,000	6,530,439

Murphy Oil 5.875% 12/1/27	7,158,000	7,274,318
NuStar Logistics
5.625% 4/28/27	665,000	682,097
6.375% 10/1/30	6,373,000	6,903,871

Oil and Gas Holding 144A 7.625% 11/7/24 #	650,000	697,507
ONEOK 7.50% 9/1/23	8,310,000	8,933,013
PDC Energy 5.75% 5/15/26	3,395,000	3,459,845
Pertamina Persero 144A 3.65% 7/30/29 #	660,000	678,622
Petrobras Global Finance 6.75% 6/3/50	960,000	962,683
Petroleos Mexicanos
5.95% 1/28/31	5,590,000	5,327,018
144A 6.70% 2/16/32 #	291,000	288,543
6.75% 9/21/47	1,319,000	1,133,733
7.69% 1/23/50	465,000	431,599
Petronas Capital
144A 2.48% 1/28/32 #	800,000	776,837
144A 3.50% 4/21/30 #	600,000	634,011

PTTEP Treasury Center 144A 2.587% 6/10/27 #	1,810,000	1,816,874
Qatar Energy
144A 1.375% 9/12/26 #	730,000	704,841
144A 2.25% 7/12/31 #	1,845,000	1,780,235

SA Global Sukuk 144A 2.694% 6/17/31 #	1,125,000	1,114,256
Sabine Pass Liquefaction
5.625% 3/1/25	6,050,000	6,613,533
5.75% 5/15/24	9,021,000	9,690,246
Saudi Arabian Oil
144A 3.50% 11/24/70 #	610,000	562,987
18    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Saudi Arabian Oil
144A 4.25% 4/16/39 #	2,092,000	$ 2,263,841

Southwestern Energy 7.75% 10/1/27 *	6,035,000	6,435,815
Tengizchevroil Finance Co. International 144A 2.625% 8/15/25 #	1,275,000	1,252,175
Tennessee Gas Pipeline 144A 2.90% 3/1/30 #	7,605,000	7,461,178
Transportadora de Gas del Sur 144A 6.75% 5/2/25 #	1,350,000	1,222,985
Tullow Oil 144A 10.25% 5/15/26 #	1,610,000	1,629,014
Uzbekneftegaz JSC 144A 4.75% 11/16/28 #	420,000	389,437
YPF 144A 6.95% 7/21/27 #	2,570,000	1,689,390
		199,494,319
Finance Companies — 1.68%
AerCap Ireland Capital DAC
2.45% 10/29/26	3,595,000	3,537,534
3.00% 10/29/28	6,175,000	6,057,204
3.40% 10/29/33	12,460,000	12,105,122
3.65% 7/21/27	4,851,000	4,987,001
4.50% 9/15/23	1,235,000	1,283,395
4.625% 10/15/27	2,165,000	2,332,513
6.50% 7/15/25	3,600,000	4,038,426
Air Lease
2.875% 1/15/26 *	5,665,000	5,718,125
2.875% 1/15/32	6,310,000	6,007,740
3.00% 2/1/30	14,315,000	13,887,009
3.375% 7/1/25	1,850,000	1,891,387
4.125% 12/15/26 μ, ψ	1,925,000	1,879,281

BOC Aviation USA 144A 1.625% 4/29/24 #	1,100,000	1,088,636
		64,813,373
Industrials — 0.04%
Inversiones La Construccion 144A 4.75% 2/7/32 #	1,750,000	1,715,892
		1,715,892
Insurance — 1.27%
AIA Group 144A 3.375% 4/7/30 #	1,120,000	1,179,397
Aon 2.90% 8/23/51	6,525,000	5,917,391
Arthur J Gallagher & Co. 3.50% 5/20/51	4,819,000	4,739,971
Brighthouse Financial
3.85% 12/22/51	2,030,000	1,876,925
4.70% 6/22/47	3,689,000	3,723,434
NQ-189 [1/22] 3/22 (2074820)    19

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Insurance (continued)
Brighthouse Financial
5.625% 5/15/30	5,965,000	$ 6,922,190

Centene 3.375% 2/15/30	2,725,000	2,678,307
GTCR AP Finance 144A 8.00% 5/15/27 #	1,151,000	1,169,635
Jackson Financial
144A 3.125% 11/23/31 #	4,965,000	4,846,875
144A 4.00% 11/23/51 #	4,629,000	4,410,266
MetLife
3.85% 9/15/25 μ, ψ	4,280,000	4,322,800
6.40% 12/15/66	45,000	53,730

Prudential Financial 3.70% 3/13/51	4,795,000	5,123,220
Sagicor Financial 144A 5.30% 5/13/28 #, *	2,170,000	2,216,525
		49,180,666
Natural Gas — 0.08%
Sempra Energy 4.875% 10/15/25 μ, ψ	2,900,000	3,040,505
		3,040,505
Real Estate — 0.46%
American Tower Trust #1 144A 3.07% 3/15/48 #	10,355,000	10,338,179
China Evergrande Group 10.00% 4/11/23	1,510,000	249,150
CIBANCO Institucion de Banca Multiple Trust 144A 4.375% 7/22/31 #, *	1,705,000	1,596,843
CIFI Holdings Group
6.00% 7/16/25	670,000	594,625
6.45% 11/7/24	1,170,000	1,058,850

Goodman HK Finance 4.375% 6/19/24	1,618,000	1,702,065
Kaisa Group Holdings 9.375% 6/30/24	1,045,000	287,375
KWG Group Holdings 7.40% 3/5/24	1,195,000	690,113
Longfor Group Holdings 3.95% 9/16/29	1,305,000	1,272,396
		17,789,596
Technology — 2.17%
Autodesk 2.40% 12/15/31	6,390,000	6,104,720
Broadcom 144A 3.469% 4/15/34 #	17,087,000	16,950,094
Broadridge Financial Solutions 2.60% 5/1/31	7,647,000	7,446,623
CDW
2.67% 12/1/26	1,425,000	1,411,860
3.276% 12/1/28	9,000,000	8,944,447
Global Payments
2.15% 1/15/27	1,990,000	1,951,765
20    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
		Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Global Payments
2.65% 2/15/25		5,643,000	$ 5,707,108
2.90% 11/15/31		1,955,000	1,915,617

Micron Technology 2.703% 4/15/32		2,350,000	2,250,407
NXP
144A 2.70% 5/1/25 #		505,000	514,151
144A 3.125% 2/15/42 #		2,495,000	2,358,192
144A 3.25% 5/11/41 #		4,750,000	4,580,738
144A 4.875% 3/1/24 #		9,920,000	10,504,193
144A 5.55% 12/1/28 #		1,230,000	1,434,262

Qorvo 144A 3.375% 4/1/31 #		4,750,000	4,634,765
SK Hynix
144A 1.50% 1/19/26 #		1,590,000	1,533,851
144A 2.375% 1/19/31 #		1,805,000	1,680,839

StoneCo 144A 3.95% 6/16/28 #, *		2,455,000	2,093,194
Tencent Holdings
144A 2.88% 4/22/31 #, *		980,000	970,341
144A 3.68% 4/22/41 #		1,055,000	1,038,208
			84,025,375
Transportation — 2.15%
Abertis Infraestructuras Finance 3.248% 11/24/25 μ, ψ	EUR	4,300,000	4,830,835
Acu Petroleo Luxembourg 144A 7.50% 7/13/35 #, *		1,255,000	1,220,889
Aeropuertos Argentina 2000 144A 8.50% 8/1/31 #		1,945,301	1,695,329
Aerovias de Mexico 144A 7.00% 2/5/25 #, ‡		1,985,000	1,883,567
Azul Investments
144A 5.875% 10/26/24 #, *		1,135,000	1,050,817
144A 7.25% 6/15/26 #, *		1,055,000	953,599
Canadian Pacific Railway
2.45% 12/2/31 *		4,100,000	4,029,875
3.00% 12/2/41		665,000	639,731
DAE Funding
144A 1.55% 8/1/24 #		500,000	487,419
144A 3.375% 3/20/28 #		3,855,000	3,815,779
Delta Air Lines
144A 7.00% 5/1/25 #		9,410,000	10,549,816
7.375% 1/15/26		2,635,000	3,003,008

Gol Finance 144A 8.00% 6/30/26 #		1,075,000	991,811
NQ-189 [1/22] 3/22 (2074820)    21

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Transportation (continued)

International Container Terminal Services 4.75% 6/17/30	1,970,000	$ 2,127,600
Lima Metro Line 2 Finance 144A 4.35% 4/5/36 #	1,633,809	1,697,389
Mileage Plus Holdings 144A 6.50% 6/20/27 #	11,280,000	12,003,894
Rutas 2 and 7 Finance 144A 2.904% 9/30/36 #, ^	2,535,000	1,878,549
Southwest Airlines
5.125% 6/15/27	6,542,000	7,313,730
5.25% 5/4/25	4,625,000	5,051,058
United Airlines
144A 4.375% 4/15/26 #	5,365,000	5,334,795
144A 4.625% 4/15/29 #	12,586,000	12,475,055
		83,034,545
Utilities — 0.19%
Clean Renewable Power Mauritius 144A 4.25% 3/25/27 #	1,225,000	1,210,625
Essential Utilities
2.704% 4/15/30	2,130,000	2,115,682
3.351% 4/15/50	2,060,000	2,000,020

Sociedad de Transmision Austral 144A 4.00% 1/27/32 #, *	2,135,000	2,113,009
		7,439,336
Total Corporate Bonds (cost $1,691,946,238)		1,659,070,733

Municipal Bonds — 1.11%
Commonwealth of Puerto Rico
Series A 144A 0.01% 6/1/22 #	9,640,000	9,567,700
Series A 144A 5.00% 6/1/22 #	5,230,000	5,275,763
Series A 144A 5.25% 6/1/22 #	12,030,000	12,195,412
Series A 5.25% 6/1/22	4,645,000	4,708,869
GDB Debt Recovery Authority of Puerto Rico (Taxable)
7.50% 8/20/40	10,830,000	10,017,750
Oregon State Taxable Pension
(Taxable Build America Bonds) 5.892% 6/1/27	150,000	170,593
22    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Municipal Bonds (continued)
South Carolina Public Service Authority
Series D 4.77% 12/1/45	820,000	$ 1,017,136
Total Municipal Bonds (cost $42,710,713)		42,953,223

Non-Agency Asset-Backed Securities — 1.69%
Avis Budget Rental Car Funding AESOP Series 2019-2A A 144A 3.35% 9/22/25 #	410,000	425,896
Citicorp Residential Mortgage Trust Series 2006-3 A5 4.933% 11/25/36 •	2,530,069	2,541,574
Contimortgage Home Equity Loan Trust Series 1996-4 A8 7.22% 1/15/28	1,655	1,630
DataBank Issuer Series 2021-1A A2 144A 2.06% 2/27/51 #	4,450,000	4,293,374
Diamond Infrastructure Funding Series 2021-1A A 144A 1.76% 4/15/49 #	13,905,000	13,176,652
Domino's Pizza Master Issuer Series 2021-1A A2I 144A 2.662% 4/25/51 #	21,964,025	21,716,205
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	680,000	660,040
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	1,020,000	1,008,145
Hyundai Auto Receivables Trust Series 2020-C A2 0.26% 9/15/23	50,278	50,267
JPMorgan Chase Bank Series 2021-3 B 144A 0.76% 2/26/29 #	3,074,787	3,042,320
Mercedes-Benz Master Owner Trust Series 2019-BA A 144A 2.61% 5/15/24 #	2,425,000	2,440,035
PFS Financing Series 2021-A A 144A 0.71% 4/15/26 #	4,950,000	4,843,917
Tesla Auto Lease Trust Series 2021-A A2 144A 0.36% 3/20/25 #	1,605,954	1,600,501
Towd Point Mortgage Trust
Series 2016-2 A1 144A 3.00% 8/25/55 #, •	102,961	103,106
Series 2016-3 A1 144A 2.25% 4/25/56 #, •	34,642	34,628
Series 2017-1 A1 144A 2.75% 10/25/56 #, •	321,735	324,039
Series 2017-2 A1 144A 2.75% 4/25/57 #, •	175,921	177,006
Series 2017-4 M1 144A 3.25% 6/25/57 #, •	2,705,000	2,760,670
Series 2018-1 A1 144A 3.00% 1/25/58 #, •	745,894	752,665

UNIFY Auto Receivables Trust Series 2021-1A A3 144A 0.51% 6/16/25 #	4,400,000	4,375,778
NQ-189 [1/22] 3/22 (2074820)    23

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volkswagen Auto Lease Trust Series 2020-A A4 0.45% 7/21/25	1,000,000	$ 992,512
Total Non-Agency Asset-Backed Securities (cost $66,298,148)		65,320,960

Non-Agency Collateralized Mortgage Obligations — 2.30%
Agate Bay Mortgage Trust
Series 2015-1 B1 144A 3.717% 1/25/45 #, •	1,103,459	1,113,068
Series 2015-1 B2 144A 3.717% 1/25/45 #, •	623,936	628,759

Citicorp Mortgage Securities Trust Series 2006-3 1A9 5.75% 6/25/36	159,960	160,080
Connecticut Avenue Securities Trust
Series 2018-R07 1M2 144A 2.508% (LIBOR01M + 2.40%) 4/25/31 #, •	505,089	507,653
Series 2019-R01 2M2 144A 2.558% (LIBOR01M + 2.45%) 7/25/31 #, •	498,652	500,856
Series 2022-R01 1M2 144A 1.95% (SOFR + 1.90%) 12/25/41 #, •	3,900,000	3,906,990

Flagstar Mortgage Trust Series 2021-2 A6 144A 2.50% 4/25/51 #, •	3,134,543	3,114,571
GS Mortgage-Backed Securities Trust
Series 2021-PJ4 A8 144A 2.50% 9/25/51 #, •	6,574,135	6,545,787
Series 2021-PJ7 A2 144A 2.50% 1/25/52 #, •	6,144,358	5,993,323
JPMorgan Mortgage Trust
Series 2014-2 B1 144A 3.418% 6/25/29 #, •	622,886	615,104
Series 2014-2 B2 144A 3.418% 6/25/29 #, •	247,223	244,134
Series 2015-1 B2 144A 2.114% 12/25/44 #, •	2,180,152	2,222,127
Series 2015-4 B1 144A 3.582% 6/25/45 #, •	1,773,627	1,785,715
Series 2015-4 B2 144A 3.582% 6/25/45 #, •	1,291,180	1,298,388
Series 2015-5 B2 144A 2.338% 5/25/45 #, •	2,300,058	2,312,634
Series 2015-6 B1 144A 3.528% 10/25/45 #, •	1,198,027	1,209,182
Series 2015-6 B2 144A 3.528% 10/25/45 #, •	1,106,092	1,114,431
Series 2016-4 B1 144A 3.814% 10/25/46 #, •	1,071,979	1,079,738
Series 2016-4 B2 144A 3.814% 10/25/46 #, •	1,848,766	1,859,634
Series 2017-1 B3 144A 3.469% 1/25/47 #, •	3,094,375	3,096,180
Series 2017-2 A3 144A 3.50% 5/25/47 #, •	292,554	292,455
Series 2020-2 A3 144A 3.50% 7/25/50 #, •	325,213	326,759
Series 2020-5 A3 144A 3.00% 12/25/50 #, •	3,053,389	3,070,669
Series 2020-7 A3 144A 3.00% 1/25/51 #, •	1,314,945	1,316,542
Series 2021-1 A3 144A 2.50% 6/25/51 #, •	2,158,503	2,110,409
Series 2021-10 A3 144A 2.50% 12/25/51 #, •	4,084,357	3,989,270
Series 2021-11 A3 144A 2.50% 1/25/52 #, •	10,405,270	10,179,673
24    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
JPMorgan Mortgage Trust
Series 2021-13 A3 144A 2.50% 4/25/52 #, =, •	3,780,285	$ 3,692,277
Series 2021-13 B1 144A 3.152% 4/25/52 #, =, •	4,931,470	4,969,287
Morgan Stanley Residential Mortgage Loan Trust
Series 2020-1 A2A 144A 2.50% 12/25/50 #, •	4,369,429	4,267,705
Series 2021-1 A2 144A 2.50% 3/25/51 #, •	2,019,738	1,972,717
Series 2021-4 A3 144A 2.50% 7/25/51 #, •	2,018,338	1,970,138

New Residential Mortgage Loan Trust Series 2018-RPL1 A1 144A 3.50% 12/25/57 #, •	744,022	754,172
RCKT Mortgage Trust
Series 2021-1 A1 144A 2.50% 3/25/51 #, •	2,219,876	2,170,928
Series 2021-6 A1 144A 2.50% 12/25/51 #, •	4,404,817	4,304,912
Sequoia Mortgage Trust
Series 2013-4 B2 3.465% 4/25/43 •	461,421	465,040
Series 2015-1 B2 144A 3.91% 1/25/45 #, •	879,724	878,726
Series 2015-2 B2 144A 3.772% 5/25/45 #, •	208,251	210,242
Series 2017-5 B1 144A 3.801% 8/25/47 #, •	226,932	228,226
Series 2019-CH1 A1 144A 4.50% 3/25/49 #, •	3,306	3,309
Series 2020-4 A2 144A 2.50% 11/25/50 #, •	1,662,529	1,623,823

Wells Fargo Mortgage-Backed Securities Trust Series 2020-1 A1 144A 3.00% 12/25/49 #, •	727,925	731,470
Total Non-Agency Collateralized Mortgage Obligations (cost $90,616,456)		88,837,103

Non-Agency Commercial Mortgage-Backed Securities — 9.67%
Banc of America Commercial Mortgage Trust Series 2017-BNK3 B 3.879% 2/15/50 •	30,000	31,232
BANK
Series 2017-BNK5 A5 3.39% 6/15/60	6,740,000	7,104,294
Series 2017-BNK5 B 3.896% 6/15/60 •	2,870,000	2,999,449
Series 2017-BNK7 A5 3.435% 9/15/60	4,775,000	5,045,105
Series 2019-BN20 A3 3.011% 9/15/62	6,255,000	6,466,183
Series 2019-BN21 A5 2.851% 10/17/52	8,200,000	8,381,966
Series 2019-BN23 A3 2.92% 12/15/52	8,570,000	8,814,753
Series 2020-BN25 A5 2.649% 1/15/63	7,285,000	7,348,385
Series 2022-BNK39 A4 2.928% 2/15/55	7,305,000	7,519,402
Series 2022-BNK39 B 3.239% 2/15/55 •	1,395,000	1,435,962
Series 2022-BNK39 C 3.27% 2/15/55 •	2,092,000	2,123,104
NQ-189 [1/22] 3/22 (2074820)    25

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust
Series 2018-B1 A5 3.666% 1/15/51 •	8,215,000	$ 8,763,155
Series 2020-B17 A5 2.289% 3/15/53	4,957,000	4,863,887
Series 2020-B19 A5 1.85% 9/15/53	835,000	791,387
Series 2020-B20 A5 2.034% 10/15/53	16,000,000	15,357,229
Series 2020-B21 A5 1.978% 12/17/53	3,594,000	3,422,107
Series 2020-B22 A5 1.973% 1/15/54	8,045,000	7,689,308
Series 2021-B24 A5 2.584% 3/15/54	16,331,000	16,333,802
Series 2021-B25 A5 2.577% 4/15/54	18,955,000	18,947,592
Series 2021-B29 A5 2.388% 9/15/54	5,500,000	5,418,938
Cantor Commercial Real Estate Lending
Series 2019-CF1 A5 3.786% 5/15/52	8,080,000	8,730,375
Series 2019-CF2 A5 2.874% 11/15/52	5,700,000	5,804,136
Series 2019-CF3 A4 3.006% 1/15/53	3,000,000	3,084,672
CD Mortgage Trust
Series 2016-CD2 A3 3.248% 11/10/49	5,148,065	5,282,314
Series 2017-CD6 B 3.911% 11/13/50 •	1,925,000	1,998,230
Series 2019-CD8 A4 2.912% 8/15/57	3,500,000	3,587,114
CFCRE Commercial Mortgage Trust
Series 2011-C2 C 144A 5.186% 12/15/47 #, •	43,185	43,149
Series 2016-C7 A3 3.839% 12/10/54	10,020,000	10,668,242
Citigroup Commercial Mortgage Trust
Series 2014-GC25 A4 3.635% 10/10/47	3,670,000	3,817,664
Series 2016-P3 A4 3.329% 4/15/49	5,808,000	6,031,251
Series 2017-C4 A4 3.471% 10/12/50	3,270,000	3,448,953
Series 2019-C7 A4 3.102% 12/15/72	11,755,000	12,217,352
Series 2020-555 A 144A 2.647% 12/10/41 #	3,600,000	3,591,694
COMM Mortgage Trust
Series 2013-CR6 AM 144A 3.147% 3/10/46 #	6,825,000	6,915,218
Series 2013-WWP A2 144A 3.424% 3/10/31 #	1,650,000	1,683,536
Series 2014-CR19 A5 3.796% 8/10/47	3,793,800	3,950,297
Series 2014-CR20 AM 3.938% 11/10/47	10,705,000	11,061,049
Series 2015-3BP A 144A 3.178% 2/10/35 #	130,000	133,942
Series 2015-CR23 A4 3.497% 5/10/48	115,000	120,025
Series 2016-CR28 A4 3.762% 2/10/49	3,290,000	3,476,994

DB-JPM Mortgage Trust Series 2016-C1 A4 3.276% 5/10/49	3,185,000	3,289,318
Grace Trust Series 2020-GRCE A 144A 2.347% 12/10/40 #	3,050,000	2,976,737
26    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Non-Agency Commercial Mortgage-Backed Securities (continued)
GS Mortgage Securities Trust
Series 2017-GS5 A4 3.674% 3/10/50	7,010,000	$ 7,453,596
Series 2017-GS6 A3 3.433% 5/10/50	3,495,000	3,678,866
Series 2018-GS9 A4 3.992% 3/10/51 •	3,505,000	3,814,481
Series 2018-GS9 B 4.321% 3/10/51 •	125,000	133,261
Series 2019-GC39 A4 3.567% 5/10/52	7,311,000	7,815,033
Series 2019-GC42 A4 3.001% 9/1/52	5,440,000	5,621,978
Series 2020-GC47 A5 2.377% 5/12/53	14,745,000	14,582,507

JPM-BB Commercial Mortgage Securities Trust Series 2015-C31 A3 3.801% 8/15/48	10,740,428	11,243,437
JPM-DB Commercial Mortgage Securities Trust Series 2017-C7 A5 3.409% 10/15/50	290,000	305,835
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11 B 3.499% 4/15/46	8,570,000	8,637,721
Series 2015-JP1 A5 3.914% 1/15/49	3,925,000	4,170,928
Series 2016-JP2 AS 3.056% 8/15/49	180,000	180,986

LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.452% 9/15/39 •	1,524,350	688,197
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17 A5 3.741% 8/15/47	3,356,000	3,486,790
Series 2015-C26 A5 3.531% 10/15/48	4,045,000	4,241,568
Series 2016-C29 A4 3.325% 5/15/49	2,595,000	2,690,739
Morgan Stanley Capital I Trust
Series 2016-BNK2 B 3.485% 11/15/49	1,500,000	1,501,051
Series 2019-L3 A4 3.127% 11/15/52	4,000,000	4,149,392
Series 2020-HR8 A4 2.041% 7/15/53	29,609,000	28,533,332

UBS-Barclays Commercial Mortgage Trust Series 2013-C5 B 144A 3.649% 3/10/46 #, •	820,000	818,581
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18 A5 3.405% 12/15/47	2,415,029	2,505,143
Series 2015-NXS3 A4 3.617% 9/15/57	2,350,000	2,465,538
Series 2016-BNK1 A3 2.652% 8/15/49	5,945,000	6,041,861
Series 2017-C38 A5 3.453% 7/15/50	4,280,000	4,517,989
Series 2020-C58 A4 2.092% 7/15/53	4,158,000	4,008,009
Total Non-Agency Commercial Mortgage-Backed Securities (cost $379,458,697)		374,056,321

NQ-189 [1/22] 3/22 (2074820)    27

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements — 4.95%
Acrisure 1st Lien 4.75% (LIBOR03M + 4.25%) 2/15/27 •	915,000	$ 916,716
Acrisure Tranche B 3.72% (LIBOR03M + 3.50%) 2/15/27 •	1,249,738	1,236,851
Advantage Sales & Marketing Tranche B-1 5.25% (LIBOR01M + 4.50%) 10/28/27 •	1,935,972	1,952,105
Applied Systems 1st Lien 3.50% (LIBOR01M + 3.00%) 9/19/24 •	2,276,580	2,275,157
Applied Systems 2nd Lien 6.25% (LIBOR03M + 5.50%) 9/19/25 •	5,930,253	5,994,004
Aramark Services Tranche B-3 1.86% (LIBOR01M + 1.75%) 3/11/25 •	1,814,029	1,792,864
Aramark Services Tranche B-5 2.61% (LIBOR01M + 2.50%) 4/6/28 •	473,503	472,023
Aruba Investments Holdings 1st Lien 4.50% (LIBOR03M + 3.75%) 11/24/27 •	982,587	985,044
Aruba Investments Holdings 2nd Lien 8.50% (LIBOR03M + 7.75%) 11/24/28 •	990,000	999,900
AssuredPartners 3.605% (LIBOR01M + 3.50%) 2/12/27 •	964,700	960,027
Avantor Funding Tranche B-5 2.75% (LIBOR01M + 2.25%) 11/8/27 •	2,302,629	2,303,589
Bausch Health 6/2/25	923,922	923,488
Bausch Health Tranche B TBD 1/27/27 X	970,000	964,038
Berry Global Tranche Z 1.85% (LIBOR01M + 1.75%) 7/1/26 •	1,989,252	1,970,268
Boxer Parent 3.97% (LIBOR03M + 3.75%) 10/2/25 •	1,585,292	1,580,338
BW Gas & Convenience Holdings Tranche B 4.00% (LIBOR01M + 3.50%) 3/31/28 •	2,960,125	2,963,825
BWay Holding 3.35% (LIBOR01M + 3.25%) 4/3/24 •	1,039,279	1,030,510
Caesars Resort Collection Tranche B-1 3.61% (LIBOR01M + 3.50%) 7/21/25 •	803,225	804,103
Calpine
2.11% (LIBOR01M + 2.00%) 4/5/26 •	936,000	926,959
2.61% (LIBOR01M + 2.50%) 12/16/27 •	659,720	655,485

Camelot US Acquisition l 4.00% (LIBOR01M + 3.00%) 10/30/26 •	1,747,350	1,745,711
Carnival Tranche B 3.75% (LIBOR03M + 3.00%) 6/30/25 •	1,379,009	1,368,322
Castlelake Aviation One Designated Activity 3.25% (LIBOR03M + 2.75%) 10/22/26 •	1,486,275	1,483,720
28    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Change Healthcare Holdings 3.50% (LIBOR01M + 2.50%) 3/1/24 •	998,537	$ 998,641
Charter Communications Operating Tranche B2 1.86% (LIBOR01M + 1.75%) 2/1/27 •	1,974,238	1,956,845
Chemours Tranche B-2 1.86% (LIBOR01M + 1.75%) 4/3/25 •	1,638,140	1,620,222
Connect US Finco 4.50% (LIBOR01M + 3.50%) 12/11/26 •	1,913,910	1,916,132
Core & Main Tranche B-1 2.608% (LIBOR01M + 2.50%) 7/27/28 •	2,651,912	2,646,388
CoreLogic 1st Lien 4.00% (LIBOR01M + 3.50%) 6/2/28 •	1,371,562	1,366,704
CSC Holdings
2.356% (LIBOR01M + 2.25%) 7/17/25 •	1,776,412	1,752,912
2.61% (LIBOR01M + 2.50%) 4/15/27 •	1,408,076	1,395,881

DaVita Tranche B-1 1.86% (LIBOR01M + 1.75%) 8/12/26 •	2,498,618	2,483,286
Ecovyst Catalyst Technologies 3.25% (LIBOR03M + 2.75%) 6/9/28 •	1,089,525	1,090,206
EFS Cogen Holdings I Tranche B 4.50% (LIBOR03M + 3.50%) 10/1/27 •	1,323,162	1,308,138
Electron Bidco 3.75% (LIBOR01M + 3.25%) 11/1/28 •	1,400,000	1,399,672
Ensemble RCM 4.049% (LIBOR03M + 3.75%) 8/3/26 •	1,119,238	1,121,336
Epicor Software 2nd Lien 8.75% (LIBOR01M + 7.75%) 7/31/28 •	2,085,000	2,138,168
Epicor Software Tranche C 4.00% (LIBOR01M + 3.25%) 7/30/27 •	3,752,500	3,748,200
Fertitta Entertainment Tranche B TBD 1/29/29 X	1,740,000	1,748,700
Frontier Communications Tranche B 4.50% (LIBOR03M + 3.75%) 5/1/28 •	4,813,625	4,814,828
Gainwell Acquisition Tranche B 4.75% (LIBOR03M + 4.00%) 10/1/27 •	3,316,500	3,328,937
Garda World Security Tranche B-2 4.36% (LIBOR01M + 4.25%) 10/30/26 •	575,436	577,474
Gardner Denver Tranche B-1 1.86% (LIBOR01M + 1.75%) 3/1/27 •	2,319,488	2,301,301
Global Medical Response 5.25% (LIBOR03M + 4.75%) 10/2/25 •	3,164,877	3,167,985
Golden Nugget 3.25% (LIBOR01M + 2.50%) 10/4/23	2,313,399	2,315,041
Granite US Holdings Tranche B 4.22% (LIBOR03M + 4.00%) 9/30/26 •	407,191	406,640
NQ-189 [1/22] 3/22 (2074820)    29

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Gray Television Tranche B-2 2.60% (LIBOR01M + 2.25%) 2/7/24 •	2,135,683	$ 2,132,348
Grupo Aeromexico 9.00% (LIBOR01M + 2.00%) 12/30/21 =, •	3,630,000	3,630,000
Grupo Aeromexico 12.50% - 13.50% (LIBOR01M + 12.50%) 12/30/21 =, •	2,852,777	2,852,777
Hamilton Projects Acquiror 5.50% (LIBOR03M + 4.50%) 6/17/27 •	1,757,679	1,759,327
Heartland Dental
3.605% (LIBOR01M + 3.50%) 4/30/25 •	2,285,421	2,275,897
4.10% (LIBOR01M + 4.00%) 4/30/25 •	1,213,900	1,215,796

Hilton Worldwide Finance Tranche B-2 1.86% (LIBOR01M + 1.75%) 6/22/26 •	352,021	349,469
HUB International 2.941% - 3.017% (LIBOR01M + 2.75%) 4/25/25 •	1,675,726	1,662,111
Informatica 2.88% (LIBOR01M + 2.75%) 10/27/28 •	1,740,000	1,736,376
IQVIA Tranche B-3 1.97% (LIBOR03M + 1.75%) 6/11/25 •	2,518,064	2,511,965
JBS USA LUX 2.11% (LIBOR01M + 2.00%) 5/1/26 •	578,638	577,914
Kenan Advantage Group Tranche B 4.50% (LIBOR03M + 3.75%) 3/24/26 •	1,291,950	1,295,987
Loyalty Ventures Tranche B 5.00% (LIBOR01M + 4.50%) 11/3/27 •	350,000	350,219
Medrisk 1st Lien 4.50% (LIBOR01M + 3.75%) 5/10/28 •	1,396,500	1,398,370
Michaels Tranche B 5.00% (LIBOR03M + 4.25%) 4/15/28 •	3,475	3,431
Mileage Plus Holdings 6.25% (LIBOR03M + 5.25%) 6/21/27 •	2,150,000	2,271,744
Numericable US Tranche B-11 3.50% (LIBOR03M + 2.75%) 7/31/25 •	1,548,588	1,532,908
Numericable US Tranche B-13 4.106% (LIBOR01M + 4.00%) 8/14/26 •	643,388	642,354
Olympus Water US Holding 4.25% (LIBOR03M + 3.75%) 11/9/28 •	1,675,000	1,675,786
ON Semiconductor Tranche B-4 2.11% (LIBOR01M + 2.00%) 9/19/26 •	2,886,283	2,891,516
Organon & Co. 3.50% (LIBOR03M + 3.00%) 6/2/28 •	5,997,117	6,002,472
Pactiv Evergreen Group Holdings Tranche B-3 4.00% (LIBOR01M + 3.50%) 9/25/28 •	847,875	847,639
PAE 1st Lien TBD 10/19/27 X	7,766,823	7,775,724
30    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)

Loan Agreements (continued)

Pelican Products 4.75% (LIBOR03M + 4.25%) 12/29/28 •	755,000	$ 753,584
Penn National Gaming Tranche B-1 3.00% (LIBOR01M + 2.25%) 10/15/25 •	2,278,316	2,278,704
Peraton Tranche B 1st Lien 4.50% (LIBOR01M + 3.75%) 2/1/28 •	2,972,537	2,975,989
PG&E Tranche B 3.50% (LIBOR03M + 3.00%) 6/23/25 •	2,661,115	2,636,183
Pilot Travel Centers Tranche B 2.105% (LIBOR01M + 2.00%) 8/4/28 •	2,004,975	1,996,334
Pre-Paid Legal Services 4.25% (LIBOR03M + 3.75%) 12/15/28 •	3,400,000	3,400,000
Prestige Brands Tranche B5 2.50% (LIBOR01M + 2.00%) 7/3/28 •	940,625	940,037
Pretium PKG Holdings 4.50% (LIBOR03M + 4.00%) 10/2/28 •	2,000,000	2,002,322
Prime Security Services Borrower Tranche B-1 3.50% (LIBOR03M + 2.75%) 9/23/26 •	1,219,832	1,218,307
Quest Software US Holdings 2nd Lien TBD 1/1/30 X	745,000	736,153
Quest Software US Holdings Tranche B TBD 1/17/29 X	2,410,000	2,386,804
RealPage 1st Lien 3.75% (LIBOR01M + 3.25%) 4/24/28 •	2,812,950	2,801,425
Reynolds Group Holdings Tranche B-2 3.35%-3.36% (LIBOR01M + 3.25%) 2/5/26 •	1,287,000	1,279,761
Russell Investments US Institutional Holdco 4.50% (LIBOR03M + 3.50%) 5/30/25 •	300,468	300,816
Ryan Specialty Group Tranche B-1 3.75% (LIBOR01M + 3.00%) 9/1/27 •	1,663,937	1,664,197
Scientific Games International Tranche B-5 2.855% (LIBOR01M + 2.75%) 8/14/24 •	1,325,448	1,323,212
Sinclair Televison Group Tranche B-3 3.11% (LIBOR01M + 3.00%) 4/1/28 •	1,223,825	1,209,838
Spirit Aerosystems Tranche B 4.25% (LIBOR01M + 3.75%) 1/15/25 •	2,192,892	2,204,444
SS&C Technologies Tranche B-3 1.86% (LIBOR01M + 1.75%) 4/16/25 •	874,209	864,647
SS&C Technologies Tranche B-4 1.86% (LIBOR01M + 1.75%) 4/16/25 •	709,658	702,118
Stars Group Holdings 2.47% (LIBOR03M + 2.25%) 7/21/26 •	595,918	595,112
Telenet Financing Tranche AR 2.11% (LIBOR01M + 2.00%) 4/28/28 •	2,530,000	2,494,223
NQ-189 [1/22] 3/22 (2074820)    31

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Loan Agreements (continued)

Terrier Media Buyer Tranche B 3.605% (LIBOR01M + 3.50%) 12/17/26 •		1,318,234	$ 1,310,819
Transdigm Tranche F 2.36% (LIBOR01M + 2.25%) 12/9/25 •		1,870,861	1,854,141
TricorBraun 3.75% (LIBOR01M + 3.25%) 3/3/28 •		1,378,493	1,372,175
UKG 1st Lien 3.75% (LIBOR03M + 3.25%) 5/4/26 •		6,663,714	6,655,385
Ultimate Software Group 1st Lien 3.86% (LIBOR01M + 3.75%) 5/4/26 •		5,839,087	5,837,265
United Rentals (North America) 1.86% (LIBOR01M + 1.75%) 10/31/25 •		217,688	218,589
USI 3.47% (LIBOR03M + 3.25%) 12/2/26 •		499,669	497,691
USI Tranche B 3.22% (LIBOR03M + 3.00%) 5/16/24 •		1,070,446	1,065,362
Vertical Midco Tranche B 4.00% (LIBOR06M + 3.50%) 7/30/27 •		1,796,668	1,799,236
Vistra Operations 1.855% - 1.856% (LIBOR01M + 1.75%) 12/31/25 •		2,932,270	2,905,856
Whole Earth Brands 5.50% (LIBOR03M + 4.50%) 2/5/28 •		1,087,448	1,083,823
Zekelman Industries 2.11% (LIBOR01M + 2.00%) 1/24/27 •		772,224	765,950
Total Loan Agreements (cost $189,864,259)			191,431,316

Sovereign Bonds — 4.83%Δ
Albania — 0.01%
Albania Government International Bond 144A 3.50% 6/16/27 #	EUR	400,000	468,256
			468,256
Angola — 0.02%
Angolan Government International Bonds
144A 8.25% 5/9/28 #		433,000	437,754
8.25% 5/9/28		499,000	504,479
			942,233
Argentina — 0.02%
Argentine Republic Government International Bonds
0.50% 7/9/30 ~		1,973,950	671,163
1.00% 7/9/29		100,503	35,688
32    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Argentina (continued)
Argentine Republic Government International Bonds
1.125% 7/9/35 ~		703,250	$ 217,839
			924,690
Armenia — 0.01%
Republic of Armenia International Bond 144A 3.60% 2/2/31 #		400,000	360,852
			360,852
Azerbaijan — 0.02%
Republic of Azerbaijan International Bond 144A 3.50% 9/1/32 #		753,000	748,113
			748,113
Bahrain — 0.02%
Bahrain Government International Bond 144A 7.375% 5/14/30 #		800,000	866,292
			866,292
Brazil — 0.19%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	32,000,000	5,785,633
Brazilian Government International Bonds
3.875% 6/12/30		741,000	698,978
4.75% 1/14/50		1,072,000	898,475
			7,383,086
Chile — 0.22%
Bonos de la Tesoreria de la Republica en pesos
144A 2.30% 10/1/28 #	CLP	2,970,000,000	3,024,639
144A 2.80% 10/1/33 #	CLP	4,380,000,000	4,116,038
Chile Government International Bonds
3.50% 1/31/34		600,000	614,700
3.50% 1/25/50		700,000	674,807
			8,430,184
Colombia — 0.10%
Colombia Government International Bonds
3.25% 4/22/32		2,333,000	1,988,883
4.125% 2/22/42		1,087,000	863,078
5.00% 6/15/45		728,000	621,355
5.20% 5/15/49		400,000	345,496
			3,818,812
NQ-189 [1/22] 3/22 (2074820)    33

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Costa Rica — 0.01%
Costa Rica Government International Bonds
144A 5.625% 4/30/43 #	300,000	$ 245,253
144A 7.158% 3/12/45 #	200,000	188,702
		433,955
Dominican Republic — 0.09%
Dominican Republic International Bonds
144A 4.50% 1/30/30 #	867,000	852,703
144A 4.875% 9/23/32 #	2,335,000	2,296,496
144A 5.30% 1/21/41 #	500,000	476,250
		3,625,449
Ecuador — 0.03%
Ecuador Government International Bonds
144A 0.50% 7/31/40 #, ~	430,619	259,721
144A 1.00% 7/31/35 #, ~	939,584	668,514
144A 5.00% 7/31/30 #, ~	358,533	311,924
144A 6.61% 7/31/30 #, ^	101,490	60,011
		1,300,170
Egypt — 0.10%
Egypt Government International Bonds
144A 3.875% 2/16/26 #	400,000	367,029
144A 5.75% 5/29/24 #	1,255,000	1,288,182
7.903% 2/21/48	1,105,000	885,823
144A 8.70% 3/1/49 #	1,480,000	1,258,267
		3,799,301
El Salvador — 0.01%
El Salvador Government International Bond 144A 7.125% 1/20/50 #	1,037,000	554,795
		554,795
Gabon — 0.01%
Gabon Government International Bond 144A 6.625% 2/6/31 #	435,000	422,547
		422,547
Georgia — 0.01%
Georgia Government International Bond 144A 2.75% 4/22/26 #	400,000	390,184
		390,184
34    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Ghana — 0.02%
Ghana Government International Bond 144A 7.875% 3/26/27 #		753,000	$ 627,754
			627,754
Guatemala — 0.02%
Guatemala Government Bond 144A 4.875% 2/13/28 #		594,000	625,785
			625,785
Indonesia — 0.23%
Indonesia Government International Bonds
2.95% 1/11/23 *		500,000	509,088
144A 4.625% 4/15/43 #		387,000	426,753
5.25% 1/17/42		400,000	470,529

Indonesia Treasury Bond 6.125% 5/15/28	IDR	107,038,000,000	7,487,152
			8,893,522
Ivory Coast — 0.05%
Ivory Coast Government International Bonds
144A 4.875% 1/30/32 #	EUR	200,000	211,505
144A 6.125% 6/15/33 #		1,667,000	1,715,777
			1,927,282
Jordan — 0.01%
Jordan Government International Bond 144A 5.75% 1/31/27 #		380,000	395,683
			395,683
Kazakhstan — 0.01%
Kazakhstan Government International Bond 4.875% 10/14/44		366,000	418,748
			418,748
Kenya — 0.02%
Republic of Kenya Government International Bond 144A 8.00% 5/22/32 #		615,000	646,622
			646,622
Lebanon — 0.01%
Lebanon Government International Bond 6.25% 5/27/22 ‡		2,062,000	226,181
			226,181
NQ-189 [1/22] 3/22 (2074820)    35

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Malaysia — 0.54%
Malaysia Government Bond 3.955% 9/15/25	MYR	84,131,000	$ 20,704,078
			20,704,078
Mexico — 0.11%
Mexican Bonos 8.50% 5/31/29	MXN	68,500,000	3,489,606
Mexico Government International Bond 3.50% 2/12/34		956,000	923,983
			4,413,589
Mongolia — 0.03%
Mongolia Government International Bonds
144A 3.50% 7/7/27 #		450,000	422,162
144A 5.625% 5/1/23 #		660,000	676,508
			1,098,670
Morocco — 0.02%
Morocco Government International Bonds
144A 1.375% 3/30/26 #	EUR	300,000	339,364
144A 2.375% 12/15/27 #		400,000	380,500
			719,864
Nigeria — 0.03%
Nigeria Government International Bond 144A 7.875% 2/16/32 #		1,103,000	1,076,804
			1,076,804
North Macedonia — 0.01%
North Macedonia Government International Bond 144A 3.675% 6/3/26 #	EUR	300,000	354,424
			354,424
Oman — 0.03%
Oman Government International Bonds
144A 6.75% 1/17/48 #		889,000	872,393
144A 7.00% 1/25/51 #		200,000	201,738
			1,074,131
Pakistan — 0.01%
Pakistan Government International Bond 144A 7.375% 4/8/31 #		250,000	235,065
			235,065
36    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Panama — 0.03%
Panama Bonos del Tesoro 3.362% 6/30/31		500,000	$ 493,250
Panama Government International Bond 144A 3.75% 4/17/26 #		710,000	738,471
			1,231,721
Paraguay — 0.04%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		400,000	369,504
144A 4.95% 4/28/31 #, *		500,000	546,880
144A 5.40% 3/30/50 #		727,000	781,532
			1,697,916
Peru — 0.07%
Peru Government Bond 6.95% 8/12/31	PEN	1,786,000	491,448
Peruvian Government International Bonds
2.392% 1/23/26		1,040,000	1,042,049
2.844% 6/20/30		1,042,000	1,029,986
			2,563,483
Qatar — 0.09%
Qatar Government International Bonds
144A 4.00% 3/14/29 #		1,555,000	1,716,532
144A 4.40% 4/16/50 #		1,569,000	1,865,737
			3,582,269
Romania — 0.01%
Romanian Government International Bonds
144A 2.625% 12/2/40 #	EUR	155,000	145,186
144A 3.375% 1/28/50 #	EUR	359,000	352,315
			497,501
Russia — 0.06%
Russian Foreign Bonds - Eurobonds
144A 4.25% 6/23/27 #		1,600,000	1,608,176
144A 5.25% 6/23/47 #		600,000	653,655
			2,261,831
Saudi Arabia — 0.04%
Saudi Government International Bonds
144A 3.25% 11/17/51 #		420,000	393,506
144A 3.625% 3/4/28 #		1,170,000	1,245,493
			1,638,999
NQ-189 [1/22] 3/22 (2074820)    37

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Senegal — 0.02%
Senegal Government International Bonds
144A 5.375% 6/8/37 #	EUR	200,000	$ 207,762
144A 6.75% 3/13/48 #		563,000	528,662
			736,424
Serbia — 0.03%
Serbia International Bonds
144A 1.00% 9/23/28 #	EUR	550,000	580,295
144A 2.125% 12/1/30 #		290,000	261,200
144A 3.125% 5/15/27 #	EUR	400,000	480,223
			1,321,718
South Africa — 0.04%
Republic of South Africa Government International Bonds
4.85% 9/30/29		430,000	436,052
4.875% 4/14/26 *		331,000	347,792
5.75% 9/30/49		595,000	546,376
			1,330,220
Spain — 2.04%
Spain Government Bond 0.00% 1/31/27 ^	EUR	70,800,000	78,789,002
			78,789,002
Sri Lanka — 0.02%
Sri Lanka Government International Bonds
144A 6.20% 5/11/27 #		1,155,000	573,527
144A 7.55% 3/28/30 #		310,000	153,450
			726,977
Trinidad and Tobago — 0.01%
Trinidad & Tobago Government International Bond 144A 4.50% 6/26/30 #		550,000	555,857
			555,857
Turkey — 0.07%
Hazine Mustesarligi Varlik Kiralama 144A 5.125% 6/22/26 #		450,000	437,846
Turkey Government International Bonds
6.35% 8/10/24		300,000	302,574
7.625% 4/26/29		1,600,000	1,594,358

38    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
		Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
Turkey (continued)

Turkiye Ihracat Kredi Bankasi 144A 5.75% 7/6/26 #		450,000	$ 425,385
			2,760,163
Ukraine — 0.06%
Ukraine Government International Bonds
144A 6.876% 5/21/29 #		500,000	421,260
144A 7.75% 9/1/26 #		2,192,000	1,923,000
			2,344,260
Uruguay — 0.13%
Uruguay Government International Bonds
4.375% 1/23/31		608,000	683,575
5.10% 6/18/50		329,000	410,577
8.50% 3/15/28	UYU	166,800,000	3,754,371
			4,848,523
Uzbekistan — 0.05%
Republic of Uzbekistan International Bonds
144A 3.90% 10/19/31 #		600,000	561,036
144A 5.375% 2/20/29 #		1,326,000	1,388,630
			1,949,666
Total Sovereign Bonds (cost $197,543,844)			186,743,651

Supranational Banks — 0.06%
Banque Ouest Africaine de Developpement
144A 4.70% 10/22/31 #		1,070,000	1,154,423
144A 5.00% 7/27/27 #		723,000	784,065

Central American Bank for Economic Integration 144A 2.00% 5/6/25 #		200,000	200,656
Total Supranational Banks (cost $1,979,047)			2,139,144

US Treasury Obligations — 8.63%
US Treasury Bonds
1.875% 11/15/51		29,740,000	28,206,531
2.00% 11/15/41		1,435,000	1,395,313
2.00% 8/15/51		18,250,000	17,808,009
2.25% 8/15/46		60,525,000	61,345,398
4.375% 2/15/38		53,310,000	71,091,801
US Treasury Notes
1.125% 1/15/25		40,510,000	40,215,671
NQ-189 [1/22] 3/22 (2074820)    39

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
1.50% 1/31/27	87,500,000	$ 87,048,833

US Treasury Strip Principal 2.26% 5/15/44 ^	43,355,000	26,536,325
Total US Treasury Obligations (cost $338,848,355)		333,647,881
	Number of shares
Common Stock — 0.00%
Century Communications =, †	7,875,000	0
Total Common Stock (cost $238,403)		0

Short-Term Investments — 2.28%
Money Market Mutual Funds — 2.28%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	22,058,528	22,058,528
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	22,058,528	22,058,528
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.03%)	22,058,528	22,058,528
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.03%)	22,058,528	22,058,528
Total Short-Term Investments (cost $88,234,112)		88,234,112
Total Value of Securities Before Securities Lending Collateral—101.48% (cost $3,991,888,243)		3,924,376,398
	Principal amount°
Securities Lending Collateral — 1.03%
Certificates of Deposit — 0.14%
Canadian Imperial Bank of Commerce (Toronto) 0.07% 2/1/22	1,784,000	1,784,000
National Australia Bank (Cayman) 0.06% 2/1/22	1,784,000	1,784,000
Royal Bank of Canada (Toronto) 0.06% 2/1/22	1,784,000	1,784,000
		5,352,000
40    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
	Principal amount°	Value (US $)
Securities Lending Collateral (continued)
Repurchase Agreements — 0.89%
Bank of Nova Scotia 0.05%, dated 1/31/22, to be repurchased on 2/1/22, repurchase price $6,593,843 (collateralized by US government obligations 0.00%−2.625% 3/10/22−11/30/25; market value $6,725,725)	6,593,834	$ 6,593,834
BofA Securities 0.04%, dated 1/31/22, to be repurchased on 2/1/22, repurchase price $9,227,465 (collateralized by US government obligations 1.50% 1/31/27; market value $9,412,006)	9,227,455	9,227,455
Credit Agricole 0.05%, dated 1/31/22, to be repurchased on 2/1/22, repurchase price $9,227,468 (collateralized by US government obligations 0.00%−2.375% 3/8/22−1/15/27; market value $9,412,012)	9,227,455	9,227,455
JP Morgan Securities 0.05%, dated 1/31/22, to be repurchased on 2/1/22, repurchase price $9,227,468 (collateralized by US government obligations 0.00%−2.00% 2/15/22−8/15/26; market value $9,412,004)	9,227,455	9,227,455
		34,276,199
Total Securities Lending Collateral (cost $39,628,199)		39,628,199
Total Value of Securities—102.51% (cost $4,031,516,442)		3,964,004,597■

Obligation to Return Securities Lending Collateral — (1.02%)		(39,623,237)

Liabilities Net of Receivables and Other Assets — (3.53%)		(136,695,078)
Net Assets Applicable to 437,406,155 Shares Outstanding—100.00%		$3,866,932,756
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at January 31, 2022.
Δ	Securities have been classified by country of risk.
X	This loan will settle after January 31, 2022, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
‡	Non-income producing security. Security is currently in default.
NQ-189 [1/22] 3/22 (2074820)    41

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
>	PIK. 80% of the income received was in cash and 20% was in principal.
†	Non-income producing security.
ψ	Perpetual security. Maturity date represents next call date.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At January 31, 2022, the aggregate value of Rule 144A securities was $952,633,715, which represents 24.64% of the Fund's net assets.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at January 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at January 31, 2022. Rate will reset at a future date.
■	Includes $38,611,500 of securities loaned.
The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at January 31, 2022:
Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
BNYM	EUR	(490)	USD	549	2/1/22	$—		$(1)
JPMCB	EUR	(68,850,000)	USD	78,278,180	2/18/22	1,071,084		—
JPMCB	EUR	(3,115,000)	USD	3,545,788	4/1/22	48,896		—
JPMCB	PEN	(1,853,200)	USD	480,103	4/1/22	801		—
TD	EUR	(12,400,000)	USD	14,076,480	2/18/22	140,967		—
Total Foreign Currency Exchange Contracts							$1,261,748		$(1)
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(Unaudited)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(1)	Euro-Bobl	$(148,565)	$(150,899)	3/8/22	$2,334	$—	$564
368	US Treasury 3 yr Notes	82,966,750	83,965,229	3/31/22	—	(998,479)	31,625
1,218	US Treasury 5 yr Notes	145,189,406	146,733,824	3/31/22	—	(1,544,418)	47,587
(1,147)	US Treasury 10 yr Notes	(146,780,155)	(148,175,498)	3/22/22	1,395,343	—	(17,916)
(370)	US Treasury 10 yr Ultra Notes	(52,846,406)	(52,907,914)	3/22/22	61,508	—	—
449	US Treasury Long Bonds	69,875,625	71,283,389	3/22/22	—	(1,407,764)	(56,125)
(6)	US Treasury Long Bonds	(933,750)	(938,235)	3/22/22	4,485	—	750
(400)	US Treasury Ultra Bonds	(75,575,000)	(78,623,972)	3/22/22	3,048,972	—	237,500
Total Futures Contracts			$21,185,924		$4,512,642	$(3,950,661)	$243,985
NQ-189 [1/22] 3/22 (2074820)    43

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
Swap Contracts
CDS Contracts[1]
Counterparty/ Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[3]	Unrealized Depreciation[3]	Variation Margin Due from (Due to) Brokers
Over-The-Counter:
Protection Purchased/Moody’s Ratings:
JPMCB-Federated Republic of Brazil 4.25% 6/6/25 B2 6/20/26- Quarterly	6,783,000	1.000%	$313,168	$188,061	$125,107	$—	$—
JPMCB-United Mexican States 10.375% 9/20/22 Baa2 6/22/26- Quarterly	5,579,000	1.000%	(9,898)	36,606	—	(46,504)	—
Total CDS Contracts			$303,270	$224,667	$125,107	$(46,504)	$—
The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts and foreign currency exchange contracts presented above represent the Fund’s
44    NQ-189 [1/22] 3/22 (2074820)

(Unaudited)
total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
[1]	A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.
[2]	Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments (receipt) on swap contracts accrued daily in the amount of $(14,766).
Summary of abbreviations:
BB – Barclays Bank
BNYM – Bank of New York Mellon
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DB – Deutsche Bank
FREMF – Freddie Mac Multifamily
GNMA – Government National Mortgage Association
GS – Goldman Sachs
ICE – Intercontinental Exchange, Inc.
JPM – JPMorgan
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
PIK – Payment-in-kind
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
NQ-189 [1/22] 3/22 (2074820)    45

Schedule of investments
Delaware Diversified Income Fund (Unaudited)
Summary of abbreviations: (continued)
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
TBA – To be announced
TBD – To be determined
TD – TD Bank
yr – Year
Summary of currencies:
BRL – Brazilian Real
CLP – Chilean Peso
EUR – European Monetary Unit
IDR – Indonesian Rupiah
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso
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